Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-10171
Entity Registrant Name	KonaTel, Inc.
Entity Central Index Key	0000845819
Entity Tax Identification Number	80-0973608
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 N. Central Expressway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	(214)
Local Phone Number	323-8410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false